Other Non-Financial Liabilities	12 Months Ended
Dec. 31, 2022
Other Non-Financial Liabilities
Other Non-Financial Liabilities

27.Other Non-Financial Liabilities

Other non-financial liabilities are as follows:

In € thousand	12/31/2022	12/31/2021
Vacation accruals	2,474	2,488
Value added tax payables	—	242
Payroll tax and social security	3,497	2,992
Miscellaneous other current non-financial liabilities	2,596	338
Total other non-financial liabilities	8,567	6,060

Payroll tax and social security mainly comprise of personnel-related taxes. Miscellaneous other non-financial liabilities mainly result from personnel-related liabilities.